Long-Term Debt - Other (Narrative) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) term_loan	Dec. 31, 2017 USD ($) term_loan
Debt Instrument [Line Items]
Carrying amount of debt	$ 3,189,841	$ 3,123,728
Weighted-average interest rate	4.80%	4.10%
Aggregate annual long-term debt principal repayments required to be made, remainder of 2018	$ 115,200
Aggregate annual long-term debt principal repayments required to be made, 2019	536,800
Aggregate annual long-term debt principal repayments required to be made, 2020	349,000
Aggregate annual long-term debt principal repayments required to be made, 2021	303,000
Aggregate annual long-term debt principal repayments required to be made, 2022	596,300
Aggregate annual long-term debt principal repayments required to be made, thereafter	$ 1,337,500
Number of debt instruments | term_loan	1	3
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate annual long-term debt principal repayments required to be made, remainder of 2018	$ 37,800
Aggregate annual long-term debt principal repayments required to be made, 2019	148,100
Aggregate annual long-term debt principal repayments required to be made, 2020	100,000
Aggregate annual long-term debt principal repayments required to be made, 2021	100,000
Aggregate annual long-term debt principal repayments required to be made, 2022	$ 175,000
Number of debt instruments | term_loan	1
Term Loan
Debt Instrument [Line Items]
Number of debt instruments | term_loan	7
Minimum | Collateralized Debt Obligations
Debt Instrument [Line Items]
Required ratio of asset value to outstanding drawn principal balance	100.00%
Actual ratio of asset value to outstanding drawn principal balance	119.88%
Maximum | Collateralized Debt Obligations
Debt Instrument [Line Items]
Required ratio of asset value to outstanding drawn principal balance	125.00%
Actual ratio of asset value to outstanding drawn principal balance	414.14%
Interest rate swaps | Minimum
Debt Instrument [Line Items]
Margin (as a percent)	0.90%	0.90%
Interest rate swaps | Maximum
Debt Instrument [Line Items]
Margin (as a percent)	4.30%	3.75%
ALP
Debt Instrument [Line Items]
Carrying amount of debt	$ 80,900
Fixed interest rate	2.93%